Segmental analysis - Reconciliation of adjusted EBITDA to operating profit (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Segment analysis
Adjusted EBITDA	€ 6,873	€ 7,385
Depreciation, amortisation and loss on disposal of fixed assets	(4,773)	(4,928)
Share of results of equity accounted associates and joint ventures, net amortisation	(8)	171
Adjusted operating profit	2,092	2,628
Impairment losses	(3,495)
Restructuring costs	(95)	(33)
Amortisation of acquired customer based and brand intangible assets	(317)	(543)
Other income and expense	(91)	(44)
Operating (loss)/profit	(2,071)	2,008
Amortisation of acquired customer based and brand intangible assets, restructuring costs and other costs not adjusted in share of results of equity accounted associates and joint ventures	€ 400	€ 200